SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Nov. 02, 2019
Property, Plant and Equipment [Line Items]
Concentration at credit risk			$ 24,100
Number of securities included in computation of basic earnings per share	31,125,869	5,991,283	1,415,550	1,007,338
Exercise price	$ 0	$ 0	$ 0
Operating lease liability			$ 962
Right to use asset			$ 4,839
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease liability					$ 6,800
Right to use asset					5,600
Accrued rent liability, current					900
Lease incentive obligation, current					$ 300
Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of securities included in computation of basic earnings per share	0	327,338	327,338
Pre-Funded Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of securities included in computation of basic earnings per share				13,079,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment			3 years
Estimated useful life of intangible assets			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment			10 years
Estimated useful life of intangible assets			20 years